Stock-Based Compensation - Summary of Certain Stock Option Activity of Company (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Fair value of options vested	$ 41	$ 49	$ 54
Intrinsic value of options exercised	144	143	61
Cash received from options exercised	489	362	165
Tax benefit realized from options exercised	$ 56	$ 75	$ 23